                                                                               .
                                                                               .
                                                                               .

                        SUPPLEMENT DATED OCT. 12, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY              45211 L
 RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY               240355 L
 RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY               240192 N
 RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY                    44179 M
 RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY         45281 K
 RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                 45273 L
 RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                   43444 M
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                   44223 M
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY           44224 M
 EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY                    45276 L
 EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                    45272 L

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The "Withdrawal Charge" section is modified by inserting the following text:

  Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45273-4 A (10/07)

* Valid until next prospectus update.